Accounts receivable, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 General and administrative expenses USD ($)	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY
Accounts receivable, net
Additions to allowance for doubtful accounts	$ 354	2,199	7,038	1,928	$ 354	2,199	7,038	1,928